                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21186

                        Williams Capital Management Trust
               (Exact name of registrant as specified in charter)

                                650 Fifth Avenue
                            New York, New York 10019
               (Address of principal executive offices) (Zip code)

                               BISYS Fund Services
                                3435 Stelzer Road
                               Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code:(614) 470-8000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

WILLIAMS CAPITAL LIQUID ASSETS FUND
Schedule of Portfolio Investments                               January 31, 2006
(Unaudited)

                                                       MOODY'S/S&P
    PRINCIPAL                  SECURITY                  RATINGS
     AMOUNT                  DESCRIPTION               (UNAUDITED)      VALUE
   ----------   ------------------------------------   -----------   ------------
ASSET BACKED COMMERCIAL PAPER (23.3%):
   10,000,000   Adirondack, 4.551%, 02/01/06           P-1/A-1+      $ 10,000,000
                ++,+++
    5,000,000   Adirondack, 4.682%, 04/28/06           P-1/A-1+         4,944,697
                ++,+++
    1,855,000   Arth Capital Corp., 4.390%, 02/01/06   P-1/A-1+         1,855,000
                ++,+++
    4,000,000   Arth Capital Corp., 4.407%, 02/09/06   P-1/A-1+         3,996,098
                ++,+++
    1,800,000   Arth Capital Corp., 4.427%, 02/10/06   P-1/A-1+         1,798,016
                ++,+++
    7,200,000   Arth Capital Corp., 4.572%, 04/04/06   P-1/A-1+         7,143,952
                ++,+++
    5,104,000   Atlantis One Funding, Corp.,           P-1/A-1+         5,091,804
                3.990%, 02/23/06 ++,+++
    5,000,000   Atlantis One Funding, Corp.,           P-1/A-1+         4,948,522
                4.572%, 04/24/06 ++,+++
      553,000   Cedar Springs, 4.425%, 03/28/06        P-1/A-1            549,325
                ++,+++
    3,216,000   Cedar Springs, 4.572%, 04/18/06        P-1/A-1          3,185,312
                ++,+++
   10,000,000   Cedar Springs, 4.603%, 04/20/06        P-1/A-1          9,901,417
                ++,+++
    4,090,000   Galleon Capital, 4.421%, 02/21/06      P-1/A-1          4,080,002
                ++,+++
   10,000,000   Klio Funding Corp., 4.503%,            P-1/A-1+         9,975,083
                02/21/06 ++,+++
    8,000,000   Main Street Warehouse, 4.533%,         P-1/A-1+         8,000,000
                02/01/06 ++,+++
    6,000,000   Main Street Warehouse, 4.554%,         P-1/A-1+         5,998,483
                02/03/06 ++,+++
   10,000,000   North Sea Funding, 4.566%,             P-1/A-1+         9,967,139
                02/27/06 ++,+++
   15,000,000   Sheffield, 4.356%, 02/01/06 ++,+++     P-1/A-1+        15,000,000
    5,000,000   Sheffield, 4.457%, 02/06/06 ++,+++     P-1/A-1+         4,996,910
    3,000,000   Sydney Capital, Inc., 4.304%,          P-1/A-1+         2,997,160
                02/09/06 ++,+++
    4,000,000   Sydney Capital, Inc., 4.415%,          P-1/A-1+         3,994,133
                02/13/06 ++,+++
    4,000,000   Sydney Capital, Inc., 4.377%,          P-1/A-1+         3,993,731
                02/14/06 ++,+++
    3,000,000   Sydney Capital, Inc., 4.335%,          P-1/A-1+         2,994,280
                02/17/06 ++,+++
    1,155,000   Sydney Capital, Inc., 4.452%,          P-1/A-1+         1,147,784
                03/24/06 ++,+++
    2,000,000   Sydney Capital, Inc., 4.532%,          P-1/A-1+         1,984,534
                04/04/06 ++,+++
    5,000,000   Sydney Capital, Inc., 4.521%,          P-1/A-1+         4,957,163
                04/11/06 ++,+++
    3,731,000   White Pine, 4.641%, 05/02/06
                ++,+++                                 P-1/A-1+         3,688,467
                                                                     ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (COST $137,189,012)                                                137,189,012
                                                                     ------------
OTHER COMMERCIAL PAPER (7.6%):
Banking (6.2%):
   17,000,000   Rabobank NY, 4.471%, 02/01/06          P-1/A-1+        17,000,000
                +++

   20,000,000   UBS Financial, Inc., 4.471%,           P-1/A-1+        20,000,000
                02/01/06 +++                                         ------------
                                                                       37,000,000
                                                                     ------------
Diversified Financial Services (1.4%):
    8,000,000   Morgan Stanley, 4.551%, 10/03/06 +     A-1/P-1          8,000,000
                                                                     ------------
TOTAL OTHER COMMERCIAL PAPER (COST $45,000,000)                        45,000,000
                                                                     ------------
CORPORATE BONDS & NOTES (36.7%):
Banking & Financial Services (9.5%):
    5,000,000   Alliance & Leicester PLC, 4.409%,
                12/01/06 +                             Aa3/A+           5,000,000
    6,000,000   Bank One Corp., 6.500%, 02/01/06       Aa3/A+           6,000,000
    3,000,000   Citigroup, Inc., 5.750%, 05/10/06      Aa1/AA-          3,015,453
    5,000,000   Citigroup, Inc., 4.741%, 06/06/06 +    Aa1/AA-          5,003,557
    6,950,000   Citigroup, Inc., 4.556%, 08/31/06 +    Aa1/AA-          6,956,101
    2,000,000   Citigroup, Inc., 7.125%, 10/01/06      Aa1/AA-          2,030,653
    3,184,000   Credit Suisse First Boston, Inc.,      Aa3/AA-          3,208,100
                5.875%, 08/01/06
   12,000,000   Royal Bank of Scotland NY,             Aa1/AA          11,999,062
                4.428%, 11/20/06 +
    7,000,000   Societe Generale NY, 4.382%,           Aa3/AA-          6,999,425
                06/13/06 +
    3,000,000   Societe Generale NY, 4.540%,           Aa2/AA-          2,996,054
                11/17/06
    2,500,000   Wells Fargo & Co., 4.373%,             Aa1/AA-          2,500,000
                07/03/06 +                                           ------------
                                                                       55,708,405
                                                                     ------------

Diversified Financial Services (8.2%):
    1,500,000   American Express Credit Corp.,         Aa3/A+           1,500,258
                4.494%, 04/05/06 +
    5,000,000   American Express Credit Corp.,         Aa3/A+           5,005,614
                4.561%, 12/15/06 +
    2,900,000   Goldman Sachs Group, 7.200%,           A2/A             2,951,243
                11/01/06
    4,000,000   JP Morgan & Co, Inc, 6.874%,           Aa3/A+           4,073,025
                01/15/07
    5,000,000   Lehman Brothers Holdings, 4.540%,      A-1/A+           5,003,222
                11/22/06 +
    5,600,000   Merrill Lynch & Co, Inc., 4.697%,      Aa3/A+           5,608,028
                09/18/06 +
    1,500,000   Merrill Lynch & Co., Inc., 4.637%,     Aa3/A+           1,500,073
                02/10/06 +
    5,000,000   Merrill Lynch & Co., Inc., 4.637%,     Aa3/A+           5,002,494
                05/11/06 +
    1,500,000   Merrill Lynch & Co., Inc., 6.130%,     Aa3/A+           1,509,816
                05/16/06
    1,450,000   Morgan Stanley, 6.100%, 04/15/06       Aa3/A+           1,454,471
    8,000,000   Morgan Stanley, 4.376%, 09/01/06       Aa3/A+           7,999,999
                +
    4,000,000   Morgan Stanley, 4.631%, 09/15/06       Aa3/A+           4,000,000
                +
    3,000,000   Morgan Stanley, 4.611%, 01/26/07 +     Aa3/A+           3,003,098
                                                                     ------------
                                                                       48,611,341
                                                                     ------------
Finance - Other Services (4.5%):
    8,249,000   Cit Group, Inc., 4.125%, 02/21/06      A2/A             8,249,935
    5,000,000   Cit Group, Inc., 4.341%, 05/12/06 +    A2/A             4,999,959
    3,600,000   General Electric Capital Corp.,        Aaa/AAA          3,603,226
                4.519%, 09/08/06 +
    2,000,000   General Electric Capital Corp.,        AAA/AAA          1,975,235
                2.750%, 09/25/06
    5,000,000   Nationwide Building Society, 4.449%,   Aa3/A+           5,000,000
                07/07/06 +
    3,000,000   Nationwide Building Society, 4.579%,   Aa3/A+           3,000,000
                10/27/06 +                                           ------------

                                                                       26,828,355
                                                                     ------------
Industrial (1.8%):
   11,000,000   Caterpillar Financial Services
                Corp., 2.500%, 10/03/06                A2/A            10,854,575
                                                                     ------------
Insurance (5.6%):
    5,000,000   AIG Sunamerica Global Financial,       Aa2/AA+          5,000,000
                5.850%, 02/01/06 ++
    8,727,000   AIG Sunamerica Global Financial,       Aa2/AA+          8,751,925
                5.100%, 01/17/07 ++
    7,000,000   ASIF Global Financing, 4.550%,         Aa2/AA+          7,003,774
                05/30/06 +
   12,200,000   Hartford Life Global Fund, 4.451%,     Aa3/AA-         12,200,000
                08/15/06 +                                           ------------
                                                                       32,955,699
                                                                     ------------
Pharmaceuticals (2.5%):
   14,700,000   Merck & Co., Inc., 4.726%, 02/22/06    Aa3/AA-         14,706,707
                                                                     ------------
Structured Investment Vehicles  (2.9%):
    5,000,000   Cullinan Finance Corp., 4.490%,        Aaa/AAA          4,999,588
                11/27/06 +
    7,000,000   Sigma Finance, Inc., 4.516%,           Aaa/AAA          6,999,421
                11/30/06 +
    5,000,000   White Pine Finance, 4.320%,            Aaa/AAA          4,999,801
                06/28/06 +                                           ------------
                                                                       16,998,810
                                                                     ------------
Structured Notes (1.7%):
   10,000,000   RACERS, 4.401%, 08/21/06 +, *          P-1/A-1         10,000,000
                                                                     ------------
TOTAL CORPORATE BONDS & NOTES (COST $216,663,892)                     216,663,892
                                                                     ------------
MASTER NOTES & PROMISSORY NOTES (11.0%):
   24,000,000   Bank of America Securities, 4.581%,    P-1/A-1         24,000,000
                08/15/16 +
   25,000,000   Bear Stearns Co., Inc., 4.601%,        P-1/A-1         25,000,000
                12/31/50 +
    9,000,000   Goldman Sachs Group, Inc.,             P-1/A-1          9,000,000
                4.621%, 07/05/06 +, *
    7,000,000   Goldman Sachs Group, Inc.,             P-1/A-1          7,000,000
                4.611%, 09/01/06 +, *                                ------------
TOTAL MASTER NOTES & PROMISSORY NOTES
   (COST $65,000,000)                                                  65,000,000
                                                                     ------------

MUNICIPAL SECURITIES (10.7%):
Taxable Municipal Bonds and Notes  (8.0%):
    1,715,000   Baptist Health System of South         VMIG1/A-1+       1,715,000
                Florida, Series A (MBIA Insured), SPA,
                4.461%, 05/15/17 +
    4,285,000   Connecticut State Housing Finance      VMIG1/A-1+       4,285,000
                Authority, (AMBAC Insured), 4.401%,
                11/15/16 +
      325,000   Connecticut State Housing Finance      VMIG1/A-1+         325,000
                Authority, (AMBAC Insured), 4.401%,
                05/15/32 +
    4,800,000   Florida Housing Finance Coporation     VMIG1/A-1+       4,800,000
                Revenue, (MBIA Insured), SPA,
                4.491%, 01/01/44 +
    3,300,000   Indiana State Development Finance      VMIG1/A-1+       3,300,000
                Authority, 4.461%, 09/01/16 +
    1,580,000   Langhorne Manor Boro,                  AA/Aa3           1,580,000
                Pennsylvania Highered & Health
                Authority Retirement, 4.401%,
                10/01/09 +
    3,100,000   Los Angeles California Water &         VMIG1/A-1+       3,100,000
                Power Revenue, Subseries B-4, SPA,
                4.431%, 07/01/34 +

    1,000,000   Michigan State University              VMIG1/A-1+       1,000,000
                Revenues, Series C, SPA, 4.461%,
                02/15/33 +
      270,000   North Carolina Housing Finance         VMIG1/A-1          270,000
                Agency, Series D, SPA, 4.461%,
                07/01/24 +
    7,500,000   North Texas Higher Education           VMIG1/A-1+       7,500,000
                Authority, Series B, (AMBAC Insured),
                SPA, 4.461%, 12/01/44 +
      205,000   Philadelphia Pennsylvania Authority    VMIG1/A-1+         205,000
                for Industrial Development Special
                Facilities Revenue, Series B, (AMBAC
                Insured), SPA, 4.491%, 07/01/10 +
    2,525,000   Texas State, Series B, GO, SPA,        VMIG1/A-1+       2,525,000
                4.421%, 12/01/09 +
      700,000   Texas State, GO, SPA, 4.421%,          VMIG1/A-1+         700,000
                06/01/21 +
    2,275,000   Texas State, 4.461%, 12/01/26 +        VMIG1/A-1+       2,275,000
    2,000,000   Texas State, Series A-2, GO,           VMIG1/A-1+       2,000,000
                4.421%, 12/01/29 +
    3,700,000   Texas State, Series A-2, GO, SPA,      VMIG1/A-1+       3,700,000
                4.461%, 12/01/33 +
    1,800,000   Texas State Department of Housing      VMIG1/A-1+       1,800,000
                & Community Affairs Single Family
                Revenue, Series A, (FSA Insured),
                SPA, 4.461%, 09/01/36 +
    4,000,000   Utah State Board of Regents, Series    VMIG1/A-1+       4,000,000
                 X, (AMBAC Insured), SPA, 4.461%,
                11/01/44 +
    1,275,000   Wisconsin Housing & Economic           VMIG1/A-1+       1,275,000
                Development Authority Home
                Ownership Revenue, Series B, SPA,
                4.461%, 09/01/35 +
    1,000,000   Wisconsin Housing & Economic           VMIG1/A-1+       1,000,000
                Development Authority Housing                        ------------
                Revenue, Series F, 4.460%, 05/01/30
                +
                                                                       47,355,000
                                                                     ------------
Taxable Municipal Commercial Paper (2.7%):
    7,485,000   De Kalb County Georgia                 VMIG1/A-1+       7,485,000
                Development Authority, 4.410%,
                02/01/06
    8,200,000   Lower Colorado River Authority,        A-1/P-1          8,200,000
                4.510%, 03/01/06                                     ------------
                                                                       15,685,000
                                                                     ------------
TOTAL MUNICIPAL SECURITIES (COST $63,040,000)                          63,040,000
                                                                     ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.6%):
Federal Farm Credit Bank (0.2%):
    1,250,000   4.301%, 10/04/06 +                     Aaa/AAA          1,249,582
                                                                     ------------
Federal Home Loan Mortgage Corp.(0.3%):
    2,000,000   4.800%, 02/12/07                       Aaa/AAA          2,000,000
                                                                     ------------
Federal National Mortgage Association (2.1%):
    5,000,000   4.161%, 02/06/06 +                     Aaa/AAA          4,999,940
    7,000,000   4.000%, 08/08/06                       Aaa/AAA          7,000,000
                                                                     ------------
                                                                       11,999,940
                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $15,249,522)                                                  15,249,522
                                                                     ------------
YANKEE CERTIFICATES OF DEPOSIT (2.2%):
    5,000,000   Canadian Imperial Bank Commerce        Aa3/A+           5,002,313
                NY, 4.531%, 09/15/06 +
    5,000,000   Dexia Bank, 4.316%, 06/02/06 +         Aa2/AA           4,999,576

    3,000,000   Rabobank NY, 3.735%, 04/18/06          P-1/A-1+         2,994,760
                                                                     ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (COST $12,996,649)                                                  12,996,649
                                                                     ------------
INVESTMENT COMPANY SECURITIES (5.8%):
       29,358   Bank of New York Cash Sweep +                              29,358
    9,810,000   Morgan Stanley Institutional Prime                      9,810,000
                Liquidity Fund +
   24,185,000   Reserve Primary Fund +                                 24,185,000
                                                                     ------------
TOTAL INVESTMENT COMPANY SECURITIES
   (COST $34,024,358)                                                  34,024,358
                                                                     ------------
TOTAL INVESTMENTS (COST $589,163,433) (A) - 99.9%                     589,163,433
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                              872,055
                                                                     ------------
NET ASSETS - 100.0%                                                  $590,035,488
                                                                     ============

----------
Percentages indicated are based on net assets of $590,035,488.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

+ Variable rate security. The rate presented is the rate in effect at January 31, 2006. The date presented reflects the next rate change date.

++ Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed those securities denoted under Rule 144A to be illiquid.

+++  The rate presented is the effective yield at purchase

*    Illiquid security

SEE NOTES TO PORTFOLIO OF INVESTMENTS.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2006

     Securities of the Williams Capital Liquid Assets Fund (the "Fund") are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Williams Capital Management Trust


By (Signature and Title /s/ Dail St. Claire
                        -----------------------------------------
                        Dail St. Claire, President

Date March 24, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Christopher J. Williams
                          ---------------------------------------
                          Christopher J. Williams, Treasurer

Date March 24, 2006


By (Signature and Title)* /s/ Dail St. Claire
                          ---------------------------------------
                          Dail St. Claire, President

Date March 24, 2006

* Print the name and title of each signing officer under his or her signature.